Transactions in foreign currency (Tables)	12 Months Ended
Dec. 31, 2018
Transactions In Foreign Currency
Schedule of assets and liabilities in United States dollars

As of December 31, 2018 and 2017, the Group had the following assets and liabilities in United States dollars:

	2018	2017
	US$(000)	US$(000)

Assets
Cash and cash equivalents	4,007	1,157
Trade and other receivables	5,135	7,764
Advances to suppliers for work in progress	1,250	5,534
	10,392	14,455

Liabilities
Trade and other payables	(29,618)	(18,274)
Interest-bearing loans and borrowings	(149,612)	(300,000)
	(179,230)	(318,274)

	(168,838)	(303,819)
Cross currency swap position	150,000	300,000

Net monetary position	(18,838)	(3,819)